4. Stock Options	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
4. Stock Options

Note 4: Stock Options

During the year ended December 31, 2013, the Company issued 72.06 stock options to directors and officers of the Company.  42.81 stock options were issued as part of the employment agreement with the Company’s President and CEO Isaac Dietrich.  The stock option allows Isaac Dietrich to purchase 42.81 shares of the Company’s common stock at $1.00 per share per each individual option. The options will vest through January 1, 2017. 9.0 stock options were issued as part of the employment agreement with the Company’s Chief Marketing Officer Tyler Knight.  The stock option allows Tyler Knight to purchase 9.0 shares of the Company’s common stock at $1.00 per share per each individual option. The options will vest through January 1, 2017.  9.0 stock options were issued as part of the employment agreement with the Company’s Chief Technology Officer Stewart Fortier.  The stock option allows Stewart Fortier to purchase 9.0 shares of the Company’s common stock at $1.00 per share per each individual option.  The options will vest through January 1, 2017. 11.25 stock options were issued as part of the employment agreement with the Company’s Chief Operations Officer Hyler Fortier.  The stock option allows Hyler Fortier to purchase 11.25 shares of the Company’s common stock at $1.00 per share per each individual option. The options will vest through January 1, 2017. The Company did not grant any registration rights with respect to any shares of common stock issuable upon exercise of the options.

During the period ended December 31, 2013, the Company recorded an expense of $612,387 equal to the estimated fair value of the options at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1.73% risk-free interest, 0% dividend yield, 200% volatility, and expected life of 7 years for Isaac Dietrich’s, Tyler Knight’s, Hyler Fortier’s and Stewart Fortier’s options.

No other stock options have been issued or exercised.